Redeemable and Convertible Preferred Stock (Detail)	Dec. 31, 2012
Series A
Class of Stock [Line Items]
Shares Outstanding	50,000
Number of shares of common stock received upon conversion	42,603
Series A-1
Class of Stock [Line Items]
Shares Outstanding	1,725,792
Number of shares of common stock received upon conversion	2,537,916
Series A-2
Class of Stock [Line Items]
Shares Outstanding	998,661
Number of shares of common stock received upon conversion	850,923
Series B
Class of Stock [Line Items]
Shares Outstanding	14,870,179
Number of shares of common stock received upon conversion	7,435,088
Series C
Class of Stock [Line Items]
Shares Outstanding	5,882,353
Number of shares of common stock received upon conversion	2,941,171
Series D
Class of Stock [Line Items]
Shares Outstanding	2,465,514
Number of shares of common stock received upon conversion	1,232,659
Series E
Class of Stock [Line Items]
Shares Outstanding	5,294,514
Number of shares of common stock received upon conversion	2,647,252